                        SUPPLEMENT DATED JUNE 1, 2007*
                TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY         45301 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

THIS SUPPLEMENT APPLIES TO ALASKA, ARIZONA, COLORADO AND MICHIGAN CONTRACTS
ONLY.

Effective June 1, 2007, the following footnote is inserted under the "Withdrawal Charge" table under the "Expense Summary - Contract Owner Transaction Expenses" section of your prospectus:

    For Alaska, Arizona, Colorado and Michigan contracts, the nine-year withdrawal charge schedule is modified as follows: Years 1-3 - 8%; Year 4
    - 7%; Year 5 - 6%; Year 6 - 4%; Year 7 - 3%; Year 8 - 2%; Year 9 - 1%; and
    Years 10+ - 0%.

In addition, the following footnote is inserted under the "Examples" under the "Expense Summary" section of your prospectus referencing the nine-year schedule:

    For Alaska, Arizona, Colorado and Michigan contract holders, your expenses would be slightly lower due to the modified nine-year withdrawal charge schedule.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45301-6 A (6/07)

* Valid until next prospectus update

                        SUPPLEMENT DATED JUNE 1, 2007*
                TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY     45303 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

THIS SUPPLEMENT APPLIES TO ALASKA, ARIZONA, COLORADO AND MICHIGAN CONTRACTS
ONLY.

Effective June 1, 2007, the following footnote is inserted under the "Withdrawal Charge" table under the "Expense Summary - Contract Owner Transaction Expenses" section of your prospectus:

    For Alaska, Arizona, Colorado and Michigan contracts, the eight-year withdrawal charge schedule is modified as follows: Years 1-3 - 8%; Year 4
    - 7%; Year 5 - 6%; Year 6 - 5%; Year 7 - 4%; Year 8 - 2%; and Years 9+ -
    0%.

In addition, the following footnote is inserted under the "Examples" under the "Expense Summary" section of your prospectus referencing the eight-year schedule:

    For Alaska, Arizona, Colorado and Michigan contract holders, your expenses would be slightly lower due to the modified eight-year withdrawal charge schedule.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45303-6 A (6/07)

* Valid until next prospectus update